Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The carrying amount of intangible assets, excluding EUAs classified as other current assets, is as follows:

	As at
	December 31, 2025	December 31, 2024
	$	$
Customer relationships At cost of $5.7 million, less accumulated amortization of $5.7 million (2024 - cost of $5.7 million, less accumulated amortization of $5.4 million) (1)	—	307
	—	307
(1)The customer relationships were amortized over a weighted average amortization period of 10 years. Amortization expense of intangible assets for the year ended December 31, 2025 was $0.3 million (2024 - $0.4 million, 2023 - $0.4 million). As at December 31, 2025, the customer relationships were fully amortized.